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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE
1Report for the Calendar Year or Quarter Ended: March 31, 2013
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             April 12, 2013
---------------------     -------------------------         --------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      76
                                           ------------

Form 13F Information Table Value Total:      $100,786
                                           ------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          CLASS      CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  -------- --------- --------  -------  ---  ----  -------  -------- --------- ------ ----

AbbVie Inc.                       COM    00287Y109   1358    33300     SH         SOLE              32400             900
                                                      338     8300     SH         OTHER                              8300
Abbott Laboratories               COM    002824100   1176    33300     SH         SOLE              32400             900
                                                      293     8300     SH         OTHER                              8300
Agilent Technologies              COM    00846U101    898    21400     SH         SOLE              21400
Apple Computer                    COM    037833100    914     2065     SH         SOLE               2065
Applied Materials Inc.            COM    038222105    553    41000     SH         SOLE              41000
BP Amoco PLC                      COM    055622104     85     2000     SH         SOLE               2000
                                                      159     3760     SH         OTHER                              3760
Bristol Myers Co.                 COM    110122108   3201    77720     SH         SOLE              75220            2500
Chevron Corp.                     COM    166764100    279     2350     SH         SOLE               2350
                                                      131     1100     SH         OTHER                              1100
Cisco Systems                     COM    17275R102   1943    93000     SH         SOLE              89100            3900
Coca Cola Co.                     COM    191216100   1731    42800     SH         SOLE              39800            3000
                                                       32      800     SH         OTHER                               800
E. I. duPont de Nemours & Co.     COM    263534109   4020    81770     SH         SOLE              79670            2100
EMC Corp.                         COM    268648102   1448    60600     SH         SOLE              57100            3500
                                                       36     1500     SH         OTHER                              1500
Embraer-Empresa Brasileira        COM    29081M102    428    12000     SH         SOLE              12000
Emerson Electric Co.              COM    291011104   3173    56800     SH         SOLE              54800            2000
                                                       45      800     SH         OTHER                               800
Exxon Mobil                       COM    30231G102   1212    13452     SH         SOLE              13452
                                                     1235    13704     SH         OTHER                             13704
General Electric Co.              COM    369604103   4104   177511     SH         SOLE             174011            3500
                                                      460    19878     SH         OTHER                             19878
GlaxoSmithKline                   COM    37733W105   1112    23700     SH         SOLE              23700
Hewlett Packard                   COM    428236103   1683    70600     SH         SOLE              67600            3000
IBM                               COM    459200101   3114    14600     SH         SOLE              13600            1000
                                                      227     1064     SH         OTHER                              1064
ING Groep NV                      COM    456837103    707    98000     SH         SOLE              98000
Intel Corp.                       COM    458140100   2310   105810     SH         SOLE             100810            5000
                                                       64     2950     SH         OTHER                              2950
John Wiley & Sons Inc. A          COM    968223206    779    20000     SH         SOLE              20000
Johnson & Johnson                 COM    478160104   4305    52800     SH         SOLE              49600            3200
                                                       28      338     SH         OTHER                               338
KLA Tencor Corp.                  COM    482480100   2157    40900     SH         SOLE              39400            1500
Koninklijke Philips Elec          COM    500472303   1304    44121     SH         SOLE              43121            1000
                                                       25      842     SH         OTHER                               842
Marsh & McLennan Companies Inc    COM    571748102   1321    34800     SH         SOLE              33300            1500
Masco Corp.                       COM    574599106   1312    64800     SH         SOLE              64800
Merck & Co., Inc.                 COM    58933Y105   2435    55100     SH         SOLE              52600            2500
                                                      133     3000     SH         OTHER                              3000
Microsoft Corp.                   COM    594918104   1856    64900     SH         SOLE              62900            2000
                                                       92     3200     SH         OTHER                              3200
Molson Coors Brewery              COM    60871R209    998    20400     SH         SOLE              19400            1000
                                                       73     1500     SH         OTHER                              1500
Nokia Corp. ADR                   COM    654902204    307    93600     SH         SOLE              93600
Northern Trust Corporation        COM    665859104    802    14700     SH         SOLE              14700
Nucor Corp.                       COM    670346105   2178    47200     SH         SOLE              45200            2000
                                                       76     1650     SH         OTHER                              1650
PepsiCo Inc.                      COM    713448108    237     3000     SH         SOLE               3000
Pfizer, Inc.                      COM    717081103   2473    85698     SH         SOLE              83198            2500
                                                      171     5910     SH         OTHER                              5910
Plum Creek Timber                 COM    729251108   2756    52800     SH         SOLE              50800            2000
Procter & Gamble Company          COM    742718109   1318    17100     SH         SOLE              17100
                                                       31      400     SH         OTHER                               400
Progressive Corp.-Ohio            COM    743315103   1569    62072     SH         SOLE              62072
                                                    14602   577836     SH         OTHER            577836
Royal Dutch Shell                 COM    780259206    397     6100     SH         SOLE               6100
Staples Inc.                      COM    855030102    859    64000     SH         SOLE              64000
Stryker Corp.                     COM    863667101   5030    77100     SH         SOLE              74400            2700
                                                      587     9000     SH         OTHER                              9000
Symantec Corp.                    COM    871503108   1049    42500     SH         SOLE              42500
Thermo Fisher Scientific          COM    883556102    956    12500     SH         SOLE              12000             500
Unilever PLC                      COM    904767704   3543    83880     SH         SOLE              79380            4500
                                                      114     2700     SH         OTHER                              2700
United Parcel Service, Inc.       COM    911312106   1525    17750     SH         SOLE              17250             500
                                                       69      800     SH         OTHER                               800
Verizon Communications            COM    92343V104   1557    31680     SH         SOLE              30180            1500
                                                       69     1400     SH         OTHER                              1400
Vodafone Group  ADR               COM    92857T107   1343    47300     SH         SOLE              47300
                                                       60     2100     SH         OTHER                              2100
Deutsche Bank Capital Funding     PFD    25153Y206    708    28000     SH         SOLE              24000            4000
Pimco Commodity Real Return -            722005667    788   120000.000 SH         SOLE             120000.000
Pimco Total Return - I                                139    12383.305 SH         SOLE              12383.305
Vanguard Short-Term Inv. Grade                        184    17022.076 SH         SOLE              17022.076
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